Other Investments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) strategy	Mar. 31, 2016 USD ($)
Other Investments [Line Items]
Number of strategies employed | strategy		4
Required notice period for redemption	30 days
Other investments	$ 1,433,057	$ 1,248,439	$ 1,453,890
Aggregate principal amount of payment obligation purchased	150,000
Estimated fair value of payment obligation at date of purchase	$ 128,100
Coupon rate on outstanding payment obligation	3.50%
Term of payment obligation	11 years 6 months
Fair value of difference between estimated fair value and cost of payment obligation	$ 21,900
Payment obligation, fees	2,500
Other than temporary declines recorded on other investments during the period	8,600	12,500
Cost-method Investments, Realized Losses	6,700
Alternative funds | Funds which are subject to lockups and/or gate provisions
Other Investments [Line Items]
Other investments	399,600	425,700
Alternative funds | Funds held in side pockets
Other Investments [Line Items]
Other investments	$ 26,000	24,500
Alternative funds | Funds held in side pockets | Minimum
Other Investments [Line Items]
Side pockets - liquidation period of underlying investments	2 years
Alternative funds | Funds held in side pockets | Maximum
Other Investments [Line Items]
Side pockets - liquidation period of underlying investments	4 years
Cypress Point 1 [Member]
Other Investments [Line Items]
Aggregate face amount of structured transactions purchased	$ 155,000
Carrying amount of structured finance transaction entered into by XLIB		136,000
Cypress Point 2 [Member]
Other Investments [Line Items]
Aggregate face amount of structured transactions purchased	$ 81,900
Carrying amount of structured finance transaction entered into by XLIB		$ 77,800